Share-Based Compensation	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2019
Share-based Payment Arrangement [Abstract]
Share-Based Compensation

Note 9 — Stock-Based Compensation

2019 Equity Incentive Plan

In December 2019, in connection with the Business Combination, the Company’s stockholders approved the 2019 Equity Incentive Plan (the “2019 Plan”) and reserved 5,500,000 shares of common stock for issuance thereunder. The 2019 Plan became effective immediately upon the closing of the Business Combination. The number of shares of common stock reserved for issuance under the 2019 Plan will automatically increase on April 1 of each year, beginning on April 1, 2020 and continuing through April 1, 2029, by 4.0% of the total number of shares of common stock outstanding on the last day of the preceding month, or a lesser number of shares as may be determined by the board of directors. The maximum number of shares of common stock that may be issued pursuant to the exercise of incentive options under the 2019 Plan is 16,500,000. The Company’s employees, directors and consultants are eligible to receive non-qualified and incentive stock options, stock appreciation rights, restricted stock awards, restricted stock unit awards, other stock awards, and performance awards under the plan. Generally, each option will have an exercise price equal to the fair market value of the Company’s common shares on the date of grant and a ten-year contractual term. For grants of incentive stock options, if the grantee owns, or is deemed to own, 10% or more of the total voting power of the Company, then the exercise price shall be 110% of the fair market value of the Company’s common shares on the date of grant and the option will have a five-year contractual term. Options that are forfeited or expire are available for future grants. As of December 31, 2019, options to purchase 21,272 shares of common stock had been granted under the 2019 Plan and 5,478,728 shares remained available for future grant.

2018 Equity Incentive Plan

In September 2018, ISL adopted its 2018 Equity Incentive Plan (the “2018 Plan”), under which 3,667,997 common shares were reserved for grant. In July 2019, the 2018 Plan was amended and restated to increase the number of common shares reserved for grant to 4,768,396. As discussed in Note 3, upon the closing of the Business Combination, the Company assumed all outstanding options, whether or not vested, under the 2018 Plan, with such options henceforth representing the right to purchase a number of shares of the Company’s common stock equal to approximately 0.48906624 multiplied by the number of shares of ISL common stock previously represented by such options. For accounting purposes, however, the Company is deemed to have assumed the 2018 Plan. The exchange of the stock options did not result in any incremental compensation expense, since there were no changes to the vesting terms of the awards. As of the effective date of the 2019 Plan, no further stock awards have been or will be made under 2018 Plan. As of December 31, 2019, 4,188,301 stock options were outstanding under the 2018 Plan.

Stock Option Activity

A summary of the stock option activity under the Company’s equity incentive plans is as follows:

	Options Outstanding
	Number of options	Weighted- Average Exercise Price	Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance – March 31, 2019	189,269	$4.12	9.64	$707,130
Granted	4,590,731	$8.04
Cancelled	(570,427)	$7.13

Balance – December 31, 2019	4,209,573	$7.86	9.50	$33,177,110

Exercisable – December 31, 2019	169,275	$6.93	7.40	$1,514,163

The aggregate intrinsic value is calculated as the difference between the exercise price of all outstanding and exercisable stock options and the fair value of the Company’s common stock at December 31, 2019. There were no options exercised during the nine months ended December 31, 2019. The options granted during the three and nine months ended December 31, 2019 had a weighted-average fair value of $5.70 and $3.02 per share, respectively, at the grant date.

The Company estimated the fair value of each option on the date of grant using the Black-Scholes option pricing model applying the weighted-average assumptions in the following table:

	Three Months Ended December 31,		Nine Months Ended December 31,
	2019	2018	2019	2018
Risk-free interest rate	1.61% – 1.78%	2.97%	1.61% – 2.25%	2.97%
Expected term, in years	5.97 – 6.11	6.04	5.75 – 6.11	6.04
Expected volatility	75.55% – 76.01%	74.79%	74.69% – 76.01%	74.79%
Expected dividend yield	—%	—%	—%	—%

For the three and nine months ended December 31, 2019 and 2018, stock-based compensation expense under the Company’s equity incentive plans was as follows (in thousands):

	Three Months Ended December 31,		Nine Months Ended December 31,
	2019	2018	2019	2018
Research and development expenses	$310,702	$9,980	$2,680,193	$11,173
General and administrative expenses	1,021,603	1,094	2,308,220	1,225

Total stock-based compensation	$1,332,305	$11,074	$4,988,413	$12,398

At December 31, 2019, total unrecognized compensation expense related to non-vested stock option awards was $20.5 million and is expected to be recognized over the remaining weighted-average service period of 3.40 years. The Company accounts for forfeitures as they occur.

Stock-based Compensation Allocated to the Company by RSL

In relation to the RSL common share awards and options issued by RSL to employees of RSL, RSI, RSG and the Company, stock-based compensation expense of $0.1 million and $0.1 million was recorded for the three and nine months ended December 31, 2019, respectively, in the accompanying combined and consolidated statements of operations. Stock-based compensation expense of $0.2 million and $1.1 million was recorded for the three and nine months ended December 31, 2018, respectively, in the accompanying combined and consolidated statements of operations.

The RSL common share awards are valued at fair value on the date of grant and that fair value is recognized over the requisite service period. Significant judgment and estimates were used to estimate the fair value of these awards, as they are not publicly traded. RSL common share awards are subject to specified vesting schedules and requirements (a mix of time-based and performance-based events). The fair value of each RSL common share award is based on various corporate event-based considerations, including targets for RSL’s post-IPO market capitalization and future financing events. The fair value of each RSL option on the date of grant is estimated using the Black-Scholes option-pricing model.

Stock-based compensation expense is allocated to the Company over the required service period over which these RSL common share awards and RSL options would vest and is based upon the relative percentage of time utilized by RSL, RSI, and RSG employees on Company matters.

Note 8 — Share-Based Compensation

Stock Options:

In September 2018, the Company adopted its 2018 Equity Incentive Plan (the “2018 Plan”), under which 3,667,997 common shares are reserved for grant. The Company’s employees, directors and consultants are eligible to receive non-qualified and incentive stock options, stock appreciation rights, restricted stock awards, restricted stock unit awards, and other stock awards under the plan. Generally, each option will have an exercise price equal to the fair market value of the Company’s common shares on the date of grant. For grants of incentive stock options, if the grantee owns, or is deemed to own, 10% or more of the total voting power of the Company, then the exercise price shall be 110% of the fair market value of the Company’s common shares on the date of grant and the option will have a ten-year contractual term. Options that are forfeited or expire are available for future grants.

At March 31, 2019, a total of 3,478,728 common shares were available for future issuance under the 2018 Plan.

The Company estimated the fair value of each option on the date of grant using the Black-Scholes option pricing model applying the assumptions in the following table:

YEAR ENDED MARCH 31, 2019
Risk-free interest rate	2.38% – 2.97%
Expected term, in years	6.04 – 6.07
Expected volatility	74.79% – 75.11%
Expected dividend yield	—%

[A] Stock Options Granted to Employees:

During the year ended March 31, 2019, the Company granted stock option awards for 189,269 common shares under the 2018 Plan to employees of the Company. These options had a weighted-average exercise price of $4.12 per share at the grant date and a weighted-average fair value of $2.76 per share at the grant date. The weighted average remaining contractual life was 9.64 years as of March 31, 2019. The total intrinsic value of options outstanding was $707,130 for the year ended March 31, 2019. The intrinsic value is the difference between the estimated fair value of the Company’s common shares, as determined by the Board of Directors, and the exercise price of the stock option.

For the year ended March 31, 2019, share-based compensation expense under the 2018 Plan was as follows:

YEAR ENDED MARCH 31, 2019
Research and development expenses	$28,510
General and administrative expenses	2,294

Total share-based compensation	$30,804

At March 31, 2019, total unrecognized compensation expense related to non-vested stock option awards was $491,574 and is expected to be recognized over the remaining weighted-average service period of 3.52 years. There were no vested or exercisable options outstanding. The Company accounts for forfeitures as they occur.

[B] Share-Based Compensation Allocated to the Company by RSL:

In relation to the RSL common share awards and options issued by RSL to employees of RSL, RSI, RSG and Immunovant, Inc., the Company recorded share-based compensation expense of $453,122 and $1,277,460 for the period from December 19, 2017 to March 31, 2018 and for the year ended March 31, 2019, respectively.

The RSL common share awards are valued at fair value on the date of grant and that fair value is recognized over the requisite service period. Significant judgment and estimates were used to estimate the fair value of these awards, as they are not publicly traded. RSL common share awards are subject to specified vesting schedules and requirements (a mix of time-based and performance-based events). The fair value of each RSL common share award is based on various corporate event-based considerations, including targets for RSL’s post-IPO market capitalization and future financing events. The fair value of each RSL option on the date of grant is estimated using the Black-Scholes option-pricing model.

Shared-based compensation expense is allocated to the Company over the required service period over which these RSL common share awards and RSL options would vest and is based upon the relative percentage of time utilized by RSL, RSI, and RSG employees on Company matters.